CONVERTIBLE NOTES PAYABLE - RDW Capital (Details) - USD ($)	Sep. 30, 2015	Jul. 10, 2015
CONVERTIBLE NOTES PAYABLE - RDW Capital
Company issued RDW Capital LLC two convertible promissory notes in the principal amount		$ 100,000
RDW Capital note bears interest at a rate per annum		10.00%
The note is convertible at RDW's option at a conversion price equal to the lowest closing price during the 20 trading days prior to the date		50.00%
RDW converted principal amount into shares of common stock.	$ 100,000
RDW converted note into an aggregate of shares of common stock.	45,332,000